AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.4%
Long-Term Municipal Bonds – 86.6%
Alabama – 0.4%
County of Jefferson AL Sewer Revenue Series 2024 5.50%, 10/01/2053	$	100	$109,128

Arizona – 7.2%
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2040(a)		125	107,730
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042		300	310,261
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2019-A 4.125%, 09/01/2042		500	488,673
Salt River Project Agricultural Improvement & Power District Series 2023-A 5.00%, 01/01/2050		1,000	1,095,449

			2,002,113

California – 1.9%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)		100	83,026
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 3.00%, 08/01/2056(a)		100	67,466
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066		115	13,037
Series 2022 5.00%, 06/01/2051		360	377,626

			541,155

District of Columbia – 5.5%
Metropolitan Washington Airports Authority Aviation Revenue Series 2023-A 5.25%, 10/01/2040		1,000	1,108,417
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2045		400	430,355

			1,538,772

	Principal Amount (000)		U.S. $ Value

Georgia – 7.3%
Main Street Natural Gas, Inc. (Macquarie Group Ltd.) Series 2019-A 5.00%, 05/15/2043	$	1,000	$1,025,387
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2063		1,000	1,010,973

			2,036,360

Illinois – 4.7%
Chicago Board of Education Series 2023-A 6.00%, 12/01/2049		140	155,115
Illinois Finance Authority (Southern Illinois Healthcare Obligated Group) Series 2017 5.00%, 03/01/2047		400	404,536
Metropolitan Pier & Exposition Authority Series 2017 4.85%, 12/15/2042(b)		350	258,073
Series 2020 5.00%, 06/15/2050		210	215,850
State of Illinois Series 2023-B 5.50%, 05/01/2047		250	274,047

			1,307,621

Indiana – 1.3%
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 6.00%, 03/01/2053		150	161,148
Series 2023-F 7.75%, 03/01/2067		100	105,454
BAM Series 2023 5.25%, 03/01/2067		100	106,601

			373,203

Maryland – 1.3%
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047		370	379,247

New Hampshire – 3.6%
New Hampshire Business Finance Authority (University of Nevada Reno) BAM Series 2023 4.50%, 06/01/2053		1,000	1,000,684

New Jersey – 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2023-B 5.25%, 06/15/2050		575	629,899

	Principal Amount (000)		U.S. $ Value

New York – 11.3%
Metropolitan Transportation Authority Series 2017 Zero Coupon, 11/15/2033	$	575	$409,838
Series 2017-D 4.00%, 11/15/2042		550	538,335
New York State Urban Development Corp. (State of New York Sales Tax Revenue) Series 2023-A 5.00%, 03/15/2051		1,000	1,096,064
New York Transportation Development Corp. (JFK NTO LLC) Series 2023 5.375%, 06/30/2060		100	104,924
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2025		1,000	1,006,968

			3,156,129

North Carolina – 4.2%
Greater Asheville Regional Airport Authority AGM Series 2023 5.00%, 07/01/2036		1,000	1,110,804
North Carolina Turnpike Authority AGM Series 2024 Zero Coupon, 01/01/2052		250	62,578

			1,173,382

Ohio – 4.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055		100	95,289
State of Ohio (University Hospitals Health System, Inc. Obligated Group) Series 2016 4.00%, 01/15/2046		1,100	1,061,949

			1,157,238

Oregon – 1.7%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2047		500	478,030

Pennsylvania – 9.4%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.50%, 06/30/2039		300	339,119
Pennsylvania State University (The) Series 2023 5.25%, 09/01/2053		1,000	1,119,280

Pittsburgh Water & Sewer Authority AGM Series 2019-A 5.00%, 09/01/2044		1,100	1,172,934

			2,631,333

	Principal Amount (000)		U.S. $ Value

Puerto Rico – 0.5%
Commonwealth of Puerto Rico Series 2022-C 0.00%, 11/01/2043	$	178	$103,865
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2051		100	24,034

			127,899

South Carolina – 3.8%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046		1,000	1,053,145

Texas – 8.0%
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)		100	76,709
Sherman Independent School District/TX Series 2023-B 5.00%, 02/15/2053		1,000	1,082,853
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2023-A 5.00%, 10/15/2058		1,000	1,087,875

			2,247,437

Virginia – 4.0%
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2022 4.00%, 05/15/2042		1,000	1,014,689
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2024-A 6.875%, 12/01/2058		100	108,779

			1,123,468

Washington – 3.7%
State of Washington Series 2020 5.00%, 07/01/2025		1,000	1,026,912

Wisconsin – 0.5%
Wisconsin Health & Educational Facilities Authority (Forensic Science & Protective Medicine Collaboration, Inc.) Series 2024 5.00%, 08/01/2027(a) (c)		150	153,673

Total Long-Term Municipal Bonds (cost $23,883,925)			24,246,828

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 8.8%
Colorado – 6.4%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 3.70%, 01/01/2039(d)	$ 1,800	$1,800,000

Florida – 0.3%
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.50%, 11/15/2042(d)	100	100,000

Iowa – 0.4%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 3.60%, 02/15/2041(d)	100	100,000

New York – 1.3%
City of New York NY Series 2008-L 3.45%, 04/01/2038(d)	360	360,000

Ohio – 0.4%
County of Montgomery OH (Premier Health Partners Obligated Group) Series 2019 3.78%, 11/15/2045(d)	100	100,000

Total Short-Term Municipal Notes (cost $2,460,000)		2,460,000

Total Municipal Obligations (cost $26,343,925)		26,706,828

SHORT-TERM INVESTMENTS – 2.1%
U.S. Treasury Bills – 1.9%
United States – 1.9%
U.S. Treasury Bill Zero Coupon, 04/18/2024 (cost $526,320)	530	526,265

	Shares

Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(e) (f) (cost $48,149)	48,149	48,149

Total Short-Term Investments (cost $574,469)		574,414

U.S. $ Value

Total Investments – 97.5% (cost $26,918,394)(g)	$27,281,242
Other assets less liabilities – 2.5%	696,212

Net Assets – 100.0%	$27,977,454

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 29, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00%	Quarterly	3.38%	USD	1,188	$87,325	$67,012	$20,313

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	3,000	12/13/2030	1 Day SOFR	3.854%	Annual	$(22,349)	$—	$(22,349)
USD	500	01/08/2044	1 Day SOFR	3.808%	Annual	(2,499)	—	(2,499)
USD	300	01/08/2044	1 Day SOFR	3.835%	Annual	—	—	—
USD	200	01/08/2044	1 Day SOFR	3.618%	Annual	(6,435)	—	(6,435)
USD	200	12/09/2053	3.381%	1 Day SOFR	Annual	10,214	—	10,214

						$(21,069)	$—	$(21,069)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $488,604 or 1.7% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2024.
(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $396,318 and gross unrealized depreciation of investments was $(34,226), resulting in net unrealized appreciation of $362,092.

As of February 29, 2024, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 12.9% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Tax-Aware Long Municipal ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$24,246,828	$—	$24,246,828
Short-Term Municipal Notes	—	2,460,000	—	2,460,000
Short-Term Investments:
U.S. Treasury Bills	—	526,265	—	526,265
Investment Companies	48,149	—	—	48,149

Total Investments in Securities	48,149	27,233,093	—	27,281,242
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	87,325	—	87,325
Centrally Cleared Interest Rate Swaps	—	10,214	—	10,214
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(31,283)	—	(31,283)

Total	$48,149	$27,299,349	$—	$27,347,498

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$3,725	$3,677	$48	$4